Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related Party Transactions	36 — Related Party Transactions
Parties are considered to be related if one party has the ability to directly or indirectly control the other party or exercise significant influence over the other party in making financial or operational decisions. The Group’s related parties include:
–Key management personnel including close family members and entities which are controlled, significantly influenced by, or for which significant voting power is held by key management personnel or their close family members
–Subsidiaries, joint ventures and associates and their respective subsidiaries
–Post-employment benefit plans for the benefit of Deutsche Bank employees
Transactions with Key Management Personnel
Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of Deutsche Bank, directly or indirectly. The Group considers the members of the Management Board and of the Supervisory Board of the parent company to constitute key management personnel for purposes of IAS 24.
Compensation expense of key management personnel

in € m.	2025	2024	2023
Short-term employee benefits	49	47	37
Post-employment benefits	7	4	7
Other long-term benefits	13	35	17
Termination benefits	6	—	—
Share-based payment	30	15	18
Total	105	101	79
The above table does not contain compensation that employee representatives and former board members on the
Supervisory Board have received. The aggregated compensation paid to such members for their services as employees of
Deutsche Bank or status as former employees (retirement, pension and deferred compensation) amounted to € 1 million as of December 31, 2025, € 1 million as of December 31, 2024 and € 1 million as of December 31, 2023.
Among the Group’s transactions with key management personnel as of December 31, 2025, were loans and commitments of € 2 million and deposits of € 8 million. As of December 31, 2024, the Group’s transactions with key management personnel included loans and commitments of € 2 million and deposits of € 17 million.
In addition, the Group provides banking services, such as payment and account services as well as investment advice, to key management personnel.
Transactions with Subsidiaries, Joint Ventures and Associates
Transactions between Deutsche Bank AG and its subsidiaries meet the definition of related party transactions. If these transactions are eliminated on consolidation, they are not disclosed as related party transactions. Transactions between the Group and its associated companies and joint ventures and their respective subsidiaries also qualify as related party transactions.
Transactions for subsidiaries, joint ventures and associates are presented combined in below table as these are not material individually.
Loans

in € m.	2025	2024
Loans outstanding, beginning of year	73	44
Net movement in loans during the period	(7)	70
Changes in the group of consolidated companies	—	—
Exchange rate changes/other	—	(41)
Loans outstanding, end of year[1]	66	73
Other credit risk related transactions:
Allowance for loan losses	—	—
Provision for loan losses	—	1
Guarantees and commitments	3	3
[1].Loans past due were € 0 million as of December 31, 2025 and € 0 million as of December 31, 2024. For total loans, the Group held collateral of € 0 million and € 0 million as of December 31, 2025 and December 31, 2024, respectively
Deposits

in € m.	2025	2024
Deposits outstanding, beginning of year	29	33
Net movement in deposits during the period	(7)	(4)
Changes in the group of consolidated companies	—	—
Exchange rate changes/other	—	—
Deposits outstanding, end of year	22	29

Other transactions
Other transactions include bonds issued by associated companies which the Group acquired and classified as trading assets. These trading assets amounted to € 17 million as of December 31, 2025, and € 27 million as of December 31,
2024.
Other assets related to transactions with associated companies amounted to € 2 million as of December 31, 2025, and
€ 2 million as of December 31, 2024. Other liabilities related to transactions with associated companies were € 4 million as of December 31, 2025, and € 0 million as of December 31, 2024.
Transactions with Pension Plans
Under IFRS, post-employment benefit plans are considered related parties. The Group has business relationships with a number of its pension plans pursuant to which it provides financial services to these plans, including investment management services.
Transactions with related party pension plans

in € m.	2025	2024
Equity shares issued by the Group held in plan assets	—	—
Other assets	1	2
Fees paid from plan assets to asset managers of the Group	16	16
Market value of derivatives with a counterparty of the Group	411	679
Notional amount of derivatives with a counterparty of the Group	8,885	9,730